Derivatives (Details 2) (Not designated as hedges, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Fair value of derivative instruments
Gross fair value of assets	$ 17,361	$ 16,318
Netting arrangements, assets	(877)	(254)
Net recorded fair value of assets	16,484	16,064
Long-term Assets
Fair value of derivative instruments
Gross fair value of assets	22,735	28,624
Netting arrangements, assets	(2,735)
Net recorded fair value of assets	20,000	28,624
Current Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	2,548	440
Netting arrangements, liabilities	(877)	(254)
Net recorded fair value of liabilities	1,671	186
Long-term Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	3,609
Netting arrangements, liabilities	(2,735)
Net recorded fair value of liabilities	874
Interest rate swap | Long-term Assets
Fair value of derivative instruments
Gross fair value of assets	13
Netting arrangements, assets	(13)
Interest rate swap | Current Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	659
Net recorded fair value of liabilities	659
Interest rate swap | Long-term Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	3,539
Netting arrangements, liabilities	(13)
Net recorded fair value of liabilities	3,526
Price swaps | Sale of natural gas production | Current Assets
Fair value of derivative instruments
Gross fair value of assets	12,185	10,762
Price swaps | Sale of natural gas production | Long-term Assets
Fair value of derivative instruments
Gross fair value of assets	17,460	22,959
Price swaps | Sale of natural gas production | Current Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	155
Price swaps | Sale of natural gas production | Long-term Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	1,073
Price swaps | Sale of crude oil production | Current Assets
Fair value of derivative instruments
Gross fair value of assets	3,949	838
Price swaps | Sale of crude oil production | Long-term Assets
Fair value of derivative instruments
Gross fair value of assets	5,248	5,665
Price swaps | Sale of crude oil production | Current Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	2,061
Price swaps | Sale of crude oil production | Long-term Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	2,066
Price swaps | Sale of NGLs | Current Assets
Fair value of derivative instruments
Gross fair value of assets	1,209	254
Price swaps | Sale of NGLs | Current Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	15	440
Basis swaps | Sale of natural gas production | Current Assets
Fair value of derivative instruments
Gross fair value of assets	18
Basis swaps | Sale of natural gas production | Long-term Assets
Fair value of derivative instruments
Gross fair value of assets	27
Basis swaps | Sale of natural gas production | Current Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	317
Basis swaps | Sale of natural gas production | Long-term Liabilities
Fair value of derivative instruments
Gross fair value of liabilities	470
Collars | Sale of natural gas production | Current Assets
Fair value of derivative instruments
Gross fair value of assets		$ 4,464